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Supplement to Statement of Additional Information dated March 1, 2021

Harbor Emerging Markets Equity Fund, Harbor Diversified International All Cap Fund and Harbor International Fund
June 29, 2021
Effective June 21, 2021, Alex Duffy is the portfolio manager for Harbor Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”) and a co-portfolio manager for Harbor Diversified International All Cap Fund (the “Diversified International All Cap Fund”) and Harbor International Fund (the “International Fund” and together with the Emerging Markets Equity Fund and the Diversified International All Cap Fund, collectively, the “Funds”). David Cull no longer serves as co-portfolio manager of the Funds and Michael Godfrey no longer serves as co-portfolio manager of the Emerging Market Equity Fund and the Diversified International All Cap Fund.
All references to Messrs. Cull and Godfrey in the Funds’ Statement of Additional Information are hereby removed.

The following replaces the “Other Accounts Managed” section for the Funds on pages 56-58. The information is as of October 31, 2020 (unless otherwise noted):
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR EMERGING MARKETS EQUITY FUND
Alex Duffy (based on total assets as of May 31, 2021)
All Accounts	1	4,344$	14	21,878$	42	21,358$
Accounts where advisory fee is based on account performance (subset of above)	1	4,344	14	21,878	6	2,017
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Neil M. Ostrer
All Accounts	2	3,565$	15	18,898$	46	16,973$
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	15	18,898	7	1,306
Charles Carter
All Accounts	2	3,565	14	18,531	46	16,973
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,531	7	1,306
Nick Longhurst
All Accounts	2	3,565	14	18,531	46	16,973
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,531	7	1,306
William J. Arah
All Accounts	2	3,565	14	19,264	45	18,572
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	19,264	7	1,350
Simon Somerville
All Accounts	2	3,565	13	18,998	45	18,572
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	13	18,998	7	1,350
Michael Nickson, CFA
All Accounts	2	3,565	14	18,434	42	16,271
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,434	6	1,175

Supplement to Statement of Additional Information dated March 1, 2021 — Continued

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND — Continued
Alex Duffy (based on total assets as of May 31, 2021)
All Accounts	1	4,344$	14	21,878$	42	21,358$
Accounts where advisory fee is based on account performance (subset of above)	1	4,344	14	21,878	6	2,017
Justin Hill (as of January 4, 2021)
All Accounts	1	3,793	12	21,280	42	19,255
Accounts where advisory fee is based on account performance (subset of above)	1	3,793	12	21,280	5	1,222
Robert Anstey, CFA
All Accounts	2	3,565	7	3,623	20	7,661
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	7	3,623	4	735
HARBOR INTERNATIONAL FUND
Neil M. Ostrer
All Accounts	2	3,565$	15	18,898$	46	16,973$
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	15	18,898	7	1,306
Charles Carter
All Accounts	2	3,565	14	18,531	46	16,973
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,531	7	1,306
Nick Longhurst
All Accounts	2	3,565	14	18,531	46	16,973
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,531	7	1,306
William J. Arah
All Accounts	2	3,565	14	19,264	45	18,572
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	19,264	7	1,350
Simon Somerville
All Accounts	2	3,565	13	18,998	45	18,572
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	13	18,998	7	1,350
Michael Nickson, CFA
All Accounts	2	3,565	14	18,434	42	16,271
Accounts where advisory fee is based on account performance (subset of above)	1	3,194	14	18,434	6	1,175
Alex Duffy (based on total assets as of May 31, 2021)
All Accounts	1	4,344	14	21,878	42	21,358
Accounts where advisory fee is based on account performance (subset of above)	1	4,344	14	21,878	6	2,017
Justin Hill (as of January 4, 2021)
All Accounts	1	3,793	12	21,280	42	19,255
Accounts where advisory fee is based on account performance (subset of above)	1	3,793	12	21,280	5	1,222

The following is added to the “Securities Ownership” Section found on page 68:
As of June 21, 2021, Mr. Duffy did not beneficially own shares of Harbor Emerging Markets Equity Fund, Harbor Diversified International All Cap Fund, or Harbor International Fund.

Supplement to Statement of Additional Information dated March 1, 2021 — Continued

Harbor Strategic Growth Fund
Effective immediately, the following information replaces the corresponding information on page 52 of the Statement of Additional Information.
Harbor Strategic Growth Fund. Mar Vista was founded in November 2007 and provides investment advisory services to mutual funds, institutional accounts and individual investors. Mar Vista is controlled by Silas Meyers and Brian Massey, each an employee of Mar Vista, with 1251 Asset Management holding a non-controlling, minority ownership stake in the firm.
Investors Should Retain This Supplement For Future Reference
S0621.SAI